Commitments and Contingencies - Schedule of Future Cash Payments (Detail) (License Commitments [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
License Commitments [Member]
Other Commitments [Line Items]
2013	$ 153
2014	138
2015	138
2016	138
2017	138
2018 and thereafter	535
Total	$ 1,240